Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions Details [Abstract]
Salary and short – term benefits	$ 1,387	$ 1,940
Stock-based compensation	874	1,278
Termination benefits	0	163
Total	$ 2,261	$ 3,381